SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Principal Annual Rates
Categories	Principal Annual Rates
Air conditioner	20%
Buildings	2%
Computer and software	33%
Equipment	20%
Furniture and fittings	10% to 20%
Lab Equipment	10%
Motor vehicle	10% to 20%
Office equipment	20%
Renovation	10% to 20%
Signboard	10%

Schedule of Exchange Rates
	December 31, 2022	December 31, 2021

Year-end US$1.00: MYR exchange rate	4.3900	4.1650

	January 1, 2022 to December 31, 2022	January 1, 2021 to December 31, 2021

Yearly average US$1.00: MYR exchange rate	4.3996	4.1456